AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 18, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 381	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 382	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St., Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                                    on [date] pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares Fundamental Emerging Markets Local Debt Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 18th day of January, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	January 18, 2013
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	January 18, 2013
Sheri Morris

/s/ Anna Paglia	Secretary	January 18, 2013
Anna Paglia

* /s/ H. Bruce Bond	Trustee	January 18, 2013
H. Bruce Bond

* /s/ Kevin M. Carome	Trustee	January 18, 2013
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	January 18, 2013
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	January 18, 2013
Todd J. Barre

* /s/ Marc M. Kole	Trustee	January 18, 2013
Marc M. Kole

* /s/ Philip M. Nussbaum	Trustee	January 18, 2013
Philip M. Nussbaum

* /s/ Donald H. Wilson	Chairman and Trustee	January 18, 2013
Donald H. Wilson

* By: /s/ Anna Paglia		January 18, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs this registration statement pursuant to powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase